California First Leasing Corporation

Statement of Investments

As of September 30, 2024

Industry - Percent of Net Assets	Description	Shares	Market Value
COMMON STOCKS-- 90.90%
Auto & Truck Dealerships-- 1.39%	Lithia Mtrs Inc	10,759	$3,417,489
Auto Parts-- 1.65%	Allison Transmission	42,290	4,062,800

Banks - Diversified-- 4.70%	Bank of America Corp	117,500	4,662,400
	JP Morgan Chase & Co	4,380	923,567
	Wells Fargo & Co	106,400	6,010,536
			11,596,503

Capital Markets-- 4.66%	Goldman Sachs	23,200	11,486,552

Credit Services-- 1.71%	Credit Acceptance Corp (1)	1,220	540,972
	PayPal Holdings Inc (1)	47,100	3,675,213
			4,216,185

Drug Manufacturers-- 2.78%	Bristol Myers Squibb	132,800	6,871,072
Entertainment-- 0.76%	Netflix.com Inc. (1)	2,650	1,879,566
Footwear & Accessories-- 2.05%	On Holding AG (1)	101,100	5,070,165

Healthcare Plans-- 4.90%	Cigna Corp New	30,710	10,639,172
	United Health Group	2,489	1,455,269
			12,094,441

Information Tech Services-- 1.70%	Cognizant Tech Solutions	32,799	2,531,427
	Leidos Holdings Inc	10,181	1,659,503
			4,190,930

Insurance - Diversified-- 0.63%	Berkshire Hathaway Inc (1)	3,364	1,548,315
Insurance - Reinsurance-- 1.23%	Everest Group LTD	7,740	3,032,764

Internet Content & Information-- 12.80%	Alphabet Inc.	105,100	17,430,835
	Fiverr Intl LTD (1)	71,710	1,855,138
	Match Group Inc (1)	68,500	2,592,040
	Meta Platforms Inc	13,907	7,960,923
	Shutterstock Inc	49,385	1,746,747
			31,585,683

Internet Retail-- 0.21%	Alibaba Grp Hldg	4,900	519,988
Oil & Gas E & P-- 2.48%	Ovintiv Inc.	159,925	6,126,727
Oil & Gas Equipment & Services-- 2.19%	Schlumberger LTD	129,000	5,411,550
Oil & Gas Integrated-- 7.64%	Exxon Mobil	160,800	18,848,976
Resorts & Casinos-- 0.83%	Vail Resorts Inc	11,808	2,058,016
Scientific & Technical Instruments-- 0.72%	Sensata Technologies	49,350	1,769,691
Semiconductor Eqp & Materials-- 7.60%	Applied Materials	92,836	18,757,514

Semiconductors-- 15.94%	Advanced Micro Devices Inc. (1)	37,100	6,087,368
	Marvell Technology Inc	130,800	9,433,296
	Micron Technology Inc	81,300	8,431,623
	Qualcomm Inc	58,650	9,973,432
	Taiwan Semiconductor Co	31,150	5,409,821
			39,335,540

Software Application-- 1.81%	Applovin Corporation (1)	34,137	4,456,585
Specialty Business Services-- 1.48%	Global Payments Inc.	35,650	3,651,273
Specialty Chemicals-- 1.95%	Dupont De Nemours	53,940	4,806,593
Steel-- 1.24%	Cleveland-Cliffs Inc. (1)	239,000	3,052,030

Telecom Services-- 4.17%	Charter Communications (1)	7,657	2,481,481
	Verizon Communications	173,750	7,803,113
			10,284,594

Thermal Coal-- 0.90%	Consol Energy Inc	21,300	2,229,045
Tobacco-- 0.78%	British American Tobacco	52,500	1,920,450

	Total-Equity Investments		$224,281,037

EXCHANGE TRADED FUNDS-- 2.27%
Small-Cap Core	Ishares ETF Russell 2000	25,305	$5,589,621

SHORT-TERM INVESTMENTS-- 10.11%
Money Market Mutual Funds-- 8.29%	Fidelity MM Treasury Portfolio (4.87%) **		18,738,144
	State Street Inst Liquid Rsrvs (4.95%) **		1,717,531
U.S. Treasuries-- 1.82%	US Treasury Bills (4.75%) **		4,491,251

	Total-Short-term Investments		$24,946,926

	TOTAL INVESTMENTS		$254,817,584

	Net Assets at September 30, 2024		$246,746,110

(1)	Non-income producing security
**	Rate is the annualized seven-day yield of the fund at period end.